STOCK COMPENSATION PLANS	12 Months Ended
Dec. 31, 2012
STOCK COMPENSATION PLANS [Abstract]
STOCK COMPENSATION PLANS
STOCK COMPENSATION PLANS
Our Company grants stock options and restricted stock awards to certain employees of the Company. Total stock-based compensation expense was $259 million, $354 million and $380 million in 2012, 2011 and 2010, respectively, and was included as a component of selling, general and administrative expenses in our consolidated statements of income. The total income tax benefit recognized in our consolidated statements of income related to stock-based compensation arrangements was $72 million, $99 million and $110 million in 2012, 2011 and 2010, respectively.
As of December 31, 2012, we had $467 million of total unrecognized compensation cost related to nonvested stock-based compensation arrangements granted under our plans. This cost is expected to be recognized over a weighted-average period of 1.8 years as stock-based compensation expense. This expected cost does not include the impact of any future stock-based compensation awards.
On July 27, 2012, the Company's certificate of incorporation was amended to increase the number of authorized shares of common stock from 5.6 billion to 11.2 billion and effect a two-for-one stock split of the common stock. The record date for the stock split was July 27, 2012, and the additional shares were distributed on August 10, 2012. Each shareowner of record on the close of business on the record date received one additional share of common stock for each share held. All share and per share data presented herein reflect the impact of the increase in authorized shares and the stock split, as appropriate.
As a result of our acquisition of CCE's former North America business, the Company assumed certain stock-based compensation plans previously sponsored by CCE. Shares from these plans remain available for future grant to current employees who were employees of CCE or its subsidiaries prior to the acquisition or who are hired by the Company or its subsidiaries following the acquisition. The assumed Coca-Cola Enterprises Inc. 2001 Stock Option Plan, Coca-Cola Enterprises Inc. 2004 Stock Award Plan and Coca-Cola Enterprises Inc. 2007 Incentive Award Plan previously sponsored by CCE have approximately 29 million shares available for grant after conversion of CCE common stock into our common stock. The Company has not granted any equity awards from the assumed plans.
Stock Option Plans
The fair value of our stock option grants is amortized over the vesting period, generally four years. The fair value of each option award is estimated on the grant date using a Black-Scholes-Merton option-pricing model. The weighted-average fair value of options granted during the past three years and the weighted-average assumptions used in the Black-Scholes-Merton option-pricing model for such grants were as follows:

	2012	2011	2010
		As Adjusted
Fair value of options at grant date	$3.80	$4.64	$4.70
Dividend yield[1]	2.7%	2.7%	2.9%
Expected volatility[2]	18.0%	19.0%	20.0%
Risk-free interest rate[3]	1.0%	2.3%	3.0%
Expected term of the option[4]	5 years	5 years	6 years

[1]	The dividend yield is the calculated yield on the Company's stock at the time of the grant.

[2]	Expected volatility is based on implied volatilities from traded options on the Company's stock, historical volatility of the Company's stock and other factors.

[3]	The risk-free interest rate for the period matching the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

[4]	The expected term of the option represents the period of time that options granted are expected to be outstanding and is derived by analyzing historic exercise behavior.
Generally, stock options granted from 1999 through July 2003 expire 15 years from the date of grant and stock options granted in December 2003 and thereafter expire 10 years from the date of grant. The shares of common stock to be issued, transferred and/or sold under the stock option plans are made available from authorized and unissued Company common stock or from the Company's treasury shares. In 2007, the Company began issuing common stock under these plans from the Company's treasury shares. The Company had the following active stock option plans as of December 31, 2012:

•
The Coca-Cola Company 1999 Stock Option Plan (the "1999 Option Plan") was approved by shareowners in April 1999. Under the 1999 Option Plan, a maximum of 240 million shares of our common stock was approved to be issued or transferred, through the grant of stock options, to certain officers and employees.

•
The Coca-Cola Company 2002 Stock Option Plan (the "2002 Option Plan") was approved by shareowners in April 2002. An amendment to the 2002 Option Plan which permitted the issuance of stock appreciation rights was approved by shareowners in April 2003. Under the 2002 Option Plan, a maximum of 240 million shares of our common stock was approved to be issued or transferred, through the grant of stock options or stock appreciation rights, to certain officers and employees. No stock appreciation rights have been issued under the 2002 Option Plan as of December 31, 2012.

•
The Coca-Cola Company 2008 Stock Option Plan (the "2008 Option Plan") was approved by shareowners in April 2008. Under the 2008 Option Plan, a maximum of 280 million shares of our common stock was approved to be issued or transferred to certain officers and employees pursuant to stock options granted under the 2008 Option Plan.

As of December 31, 2012, there were 132 million shares available to be granted under the stock option plans discussed above. Options to purchase common stock under all of these plans have generally been granted at the fair market value of the Company's stock at the date of grant.
Stock option activity for all stock option plans for the year ended December 31, 2012, was as follows:

	Shares (In millions)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value (In millions)
Outstanding on January 1, 2012 — As Adjusted	323	$25.62
Granted	53	34.40
Exercised	(61)	24.43
Forfeited/expired	(6)	30.01
Outstanding on December 31, 2012[1]	309	$27.27	5.82 years	$2,777
Expected to vest at December 31, 2012	305	$27.20	5.79 years	$2,765
Exercisable on December 31, 2012	194	$24.92	4.41 years	$2,200

[1]
Includes 4 million stock option replacement awards in connection with our acquisition of CCE's former North America business in 2010. These options had a weighted-average exercise price of $18.32, and generally vest over 3 years and expire 10 years from the original date of grant.

The total intrinsic value of the options exercised was $780 million, $631 million and $524 million in 2012, 2011 and 2010, respectively. The total shares exercised were 61 million, 65 million and 73 million in 2012, 2011 and 2010, respectively.
Restricted Stock Award Plans
Under The Coca-Cola Company 1989 Restricted Stock Award Plan and The Coca-Cola Company 1983 Restricted Stock Award Plan (the "Restricted Stock Award Plans"), 80 million and 48 million shares of restricted common stock, respectively, were originally available to be granted to certain officers and key employees of our Company. As of December 31, 2012, 32 million shares remain available for grant under the Restricted Stock Award Plans. The Company issues restricted stock to employees as a result of performance share unit awards, time-based awards and performance-based awards.
For awards prior to January 1, 2008, under the 1983 Restricted Stock Award Plan, participants are reimbursed by our Company for income taxes imposed on the award, but not for taxes generated by the reimbursement payment. The 1983 Restricted Stock Award Plan has been amended to eliminate this tax reimbursement for awards after January 1, 2008. The shares are subject to certain transfer restrictions and may be forfeited if a participant leaves our Company for reasons other than retirement, disability or death, absent a change in control of our Company.
Performance Share Unit Awards
In 2003, the Company established a program to grant performance share units under The Coca-Cola Company 1989 Restricted Stock Award Plan to executives. In 2008, the Company expanded the program to award a mix of stock options and performance share units to eligible employees in addition to executives. The number of shares earned is determined at the end of each performance period, generally three years, based on the actual performance criteria predetermined by the Board of Directors at the time of grant. If the performance criteria are met, the award results in a grant of restricted stock or restricted stock units, which are then generally subject to a holding period in order for the restricted stock to be released. For performance share units granted before 2008, this holding period is generally two years. For performance share units granted in 2008 and after, this holding period is generally one year. Restrictions on such stock generally lapse at the end of the holding period. Performance share units generally do not pay dividends or allow voting rights during the performance period. For awards granted prior to 2011, participants generally receive dividends or dividend equivalents once the performance criteria have been certified and the restricted stock or restricted stock units have been issued. For awards granted in 2011 and later, participants generally receive dividends or dividend equivalents once the shares have been released. Accordingly, the fair value of the performance share units is the quoted market value of the Company stock on the grant date less the present value of the expected dividends not received during the relevant period. In the period it becomes probable that the minimum performance criteria specified in the plan will be achieved, we recognize expense for the proportionate share of the total fair value of the performance share units related to the vesting period that has already lapsed. The remaining cost of the grant is expensed on a straight-line basis over the balance of the vesting period. In the event the Company determines it is no longer probable that we will achieve the minimum performance criteria specified in the plan, we reverse all of the previously recognized compensation expense in the period such a determination is made.
Performance share units under The Coca-Cola Company 1989 Restricted Stock Award Plan require achievement of certain financial measures, primarily compound annual growth in earnings per share or economic profit. These financial measures are adjusted for certain items approved and certified by the Audit Committee of the Board of Directors. The purpose of these adjustments is to ensure a consistent year to year comparison of the specific performance criteria. Economic profit is our net operating profit after tax less the cost of the capital used in our business. In the event the financial results equal the predefined target, the Company will grant the number of restricted shares equal to the target award in the underlying performance share unit agreements. In the event the financial results exceed the predefined target, additional shares up to the maximum award may be granted. In the event the financial results fall below the predefined target, a reduced number of shares may be granted. If the financial results fall below the threshold award performance level, no shares will be granted. Performance share units are generally settled in stock, except for certain circumstances such as death or disability, where former employees or their beneficiaries are provided a cash equivalent payment. As of December 31, 2012, performance share units of 5,105,000, 5,655,000 and 6,824,000 were outstanding for the 2010–2012, 2011–2013 and 2012–2014 performance periods, respectively, based on the target award amounts in the performance share unit agreements.
The following table summarizes information about performance share units based on the target award amounts in the performance share unit agreements:

	Share Units (In thousands)	Weighted-Average Grant-Date Fair Value
Outstanding on January 1, 2012 — As Adjusted	11,366	$25.41
Granted	7,034	29.95
Paid in cash equivalent	(16)	27.30
Canceled/forfeited	(800)	27.71
Outstanding on December 31, 2012[1]	17,584	$28.01

[1]	The outstanding performance share units as of December 31, 2012, at the threshold award and maximum award levels were 8.8 million and 26.4 million, respectively.
The weighted-average grant date fair value of performance share units granted was $29.95 in 2012, $25.58 in 2011 and $25.17 in 2010. The Company converted performance share units of 16,267 in 2012, 19,462 in 2011 and 27,650 in 2010 to cash equivalent payments of $0.6 million, $0.7 million and $0.7 million, respectively, to former executives who were ineligible for restricted stock grants due to certain events such as death, disability or termination.
The following table summarizes information about the conversions of performance share units to restricted stock and restricted stock units:

	Share Units (In thousands)	Weighted-Average Grant-Date Fair Value[1]
Nonvested on January 1, 2012 — As Adjusted[2]	4,444	$26.53
Vested and released	(4,302)	26.53
Canceled/forfeited	(44)	26.54
Nonvested on December 31, 2012[2]	98	$26.54

[1]	The weighted-average grant-date fair value is based on the fair values of the performance share units granted.

[2]	The nonvested shares as of January 1, 2012, and December 31, 2012, are presented at the performance share units certified award amount.
The total intrinsic value of restricted shares that were vested and released was $148 million, $72 million and $58 million in 2012, 2011 and 2010, respectively. The total restricted share units vested and released in 2012 were 4,301,732 at the certified award amount. In 2011 and 2010, the total restricted share units vested and released were 2,084,912 and 1,850,466, respectively.
Replacement performance share unit awards issued by the Company in connection with our acquisition of CCE's former North America business are not included in the tables or discussions above and were originally granted under the Coca-Cola Enterprises Inc. 2007 Incentive Award Plan. Refer to Note 2. These awards were converted into equivalent share units of the Company's common stock on the acquisition date and entitle the participant to dividend equivalents (which vest, in some cases, only if the restricted share units vest), but not the right to vote. Accordingly, the fair value of these units was the quoted value of the Company's stock at the grant date. The number of shares earned is determined at the end of each performance period, generally one to three years, based on the actual performance criteria predetermined at the time of grant. These performance share units require achievement of certain financial measures, primarily compound annual growth in earnings per share, as adjusted for certain items detailed in the plan documents. In the event the financial results exceed the predefined targets, additional shares up to a maximum of 200 percent of target may be granted. In the event the financial results fall below the predefined targets, a reduced number of shares may be granted. If the financial results fall below the minimum award performance level, no shares will be granted.
On the acquisition date, the Company issued 3.3 million replacement performance share unit awards at target with a weighted average grant-date price of $29.56 per share unit for the 2008–2010, 2009 and 2010 performance periods. The 2008–2010 and the 2010 performance period awards were projected to pay out at 200 percent on the acquisition date and were certified as such in February 2011. The 2009 award was already certified at 200 percent prior to the acquisition date. In accordance with accounting principles generally accepted in the United States, the portion of the fair value of the replacement awards related to services provided prior to the business combination was included in the total purchase price. Refer to Note 2. The portion of the fair value associated with future service is recognized as expense over the future service period. However, in the fourth quarter of 2010, the Company modified primarily all of these performance awards to eliminate the remaining holding period after December 31, 2010, which resulted in $74 million of accelerated expense included in the total stock-based compensation expense above. As a result of this modification, the Company released 2.8 million shares at the 200 percent payout for the 2009 performance period award during the fourth quarter of 2010. The intrinsic value of the release of these shares was $91 million. During 2011, the Company released 3.1 million shares at the 200 percent payout with an intrinsic value of $98 million, primarily related to the 2008–2010 and 2010 performance periods. During 2012, the Company released 0.6 million shares at the 200 percent payout with an intrinsic value of $22 million, primarily related to the 2009 performance period. As of December 31, 2012, the Company had 0.1 million outstanding replacement performance share units related to the 2009 performance period. The remaining shares are scheduled for release during the second quarter of 2013.
Time-Based and Performance-Based Restricted Stock and Restricted Stock Unit Awards
The Coca-Cola Company 1989 Restricted Stock Award Plan allows for the grant of time-based and performance-based restricted stock and restricted stock units. The performance-based restricted awards are released only upon the achievement of specific measurable performance criteria. These awards pay dividends during the performance period. The majority of awards have specific performance targets for achievement. If the performance targets are not met, the awards will be canceled. In the period it becomes probable that the performance criteria will be achieved, we recognize expense for the proportionate share of the total fair value of the grant related to the vesting period that has already lapsed. The remaining cost of the grant is expensed on a straight-line basis over the balance of the vesting period.
For time-based and performance-based restricted stock awards, participants are entitled to vote and receive dividends on the restricted shares. The Company also awards time-based and performance-based restricted stock units for which participants may receive payments of dividend equivalents but are not entitled to vote. As of December 31, 2012, the Company had outstanding nonvested time-based and performance-based restricted stock awards, including restricted stock units, of 774,000 and 92,000, respectively. Time-based and performance-based restricted awards were not significant to our consolidated financial statements.
In 2010, the Company issued time-based restricted stock unit replacement awards in connection with our acquisition of CCE's former North America business. Refer to Note 2. These awards were converted into equivalent shares of the Company's common stock. These restricted share awards entitle the participant to dividend equivalents (which vest, in some cases, only if the restricted share unit vests), but not the right to vote. As of December 31, 2012, the Company had 65,000 outstanding nonvested time-based restricted stock replacement awards, including restricted stock units. These time-based restricted awards were not significant to our consolidated financial statements.